Taxes - Schedule of Table Reconciles the China Statutory Rates to the Company’s Effective Tax Rate (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Effective Tax Rate [Abstract]
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Effect of income tax holiday	0.70%	(5.90%)	(8.20%)
Permanent difference	12.70%		(0.10%)
Change in allowance for credit loss	(2.80%)
Non-PRC entities not subject to PRC income tax	(14.40%)	(2.70%)	(4.40%)
Tax effect of unrecognized deferred tax assets	(21.20%)
Change in valuation allowance		(23.90%)	(64.40%)
Effective tax rate		(7.50%)	(52.10%)